Long-term Debt (Schedule of Maturities of Long-term Debt) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Maturities of Long-term Debt [Abstract]
Year 1	$ 90,611
Year 2	36,764
Year 3	36,764
Year 4	211,765
Year 5	98,099
Year 6 and thereafter	29,113
Total	$ 503,116	$ 529,189